Employee Benefit Plans (Expected Gross Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits
Defined benefit plan estimated future benefit payments [Abstract]
2016	$ 545
2017	570
2018	582
2019	606
2020	627
2021-2025	3,463
Other Postretirement Benefits
Defined benefit plan estimated future benefit payments [Abstract]
2016	86
2017	87
2018	90
2019	92
2020	95
2021-2025	$ 508